Fair Value Measurements - Summary of Fair Value of Significant Assumptions Utilized in the Valuation (Details)	Mar. 31, 2024 yr	Dec. 31, 2023 yr	Dec. 31, 2022 yr
Private Placement Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.045	0.041	0.042
Private Placement Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0	0
Private Placement Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	1	0.976	0.75
Private Placement Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	2.23	2.48	3.49
Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	575	575	575
Public Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.045	0.041
Public Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0
Public Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	1	0.976
Public Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	2.23	2.48
Public Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	575	575
Term Loan Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.042	0.038	0.04
Term Loan Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0	0
Term Loan Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.774	0.745	0.75
Term Loan Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	5.35	5.6	6.61
Term Loan Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	20.5	20.5	92.5
Common Stock Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.042	0.038
Common Stock Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0
Common Stock Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.781	0.752
Common Stock Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	5.2	5.44
Common Stock Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	11.24	11.24